SCHEDULE OF DISAGGREGATION OF REVENUE BY TIMING OF REVENUE RECOGNITION (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 5,106	$ 6,494	$ 10,742
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,213	2,814	6,981
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,893	3,680	3,761
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		2,814	6,981
Cleaning Systems [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		2,814	6,981
Cleaning Systems [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,680	3,761
Dishware Washing Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 3,680	$ 3,761